Leases - Amounts recognised in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Leases
Depreciation expense on right of use assets	$ 1,432	$ 1,642	$ 923
Interest on lease liabilities	223	284	221
Expense relating to short-term leases	74	3	12
Total	$ 1,729	$ 1,929	$ 1,156